CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of contractual purchase commitments that are not recognized as liabilities
Contractual purchase commitments that are not recognized as liabilities are as follows:

	2026	2025
Less than 1 year	$320.9	$411.8
Between 1 and 5 years	294.0	262.1
Later than 5 years	63.7	23.6
Total contractual purchase commitments	$678.6	$697.5